Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 01, 2017
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Jun. 01, 2017
Document Effective Date	Jun. 01, 2017
Prospectus Date	Jun. 01, 2017
Virtus Enhanced U.S. Equity ETF | Virtus Enhanced U.S. Equity ETF
Risk/Return:
Trading Symbol	VESP